Cover	May 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2025
Entity File Number	001-42642
Entity Registrant Name	Perimeter Acquisition Corp. I
Entity Central Index Key	0002061473
Entity Tax Identification Number	99-1843886
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6060 N. Central Express Way
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	(214)
Local Phone Number	292-6615
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	PMTRU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PMTR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PMTRW
Security Exchange Name	NASDAQ